Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option
Options Outstanding Number of Shares
Beginning Balance	1,468,081
Granted	366,985
Vested	(496,775)
Forfeited	(135,141)
Ending Balance	1,203,150	1,468,081
Weighted Average Exercise Price
Beginning balance	$ 23.45
Granted	$ 45.82
Vested	$ 22.85
Forfeited	$ 23.36
Ending balance	$ 30.54	$ 23.45
Weighted Average Fair Value
Beginning Balance	$ 9.45
Granted	$ 14.09	$ 12.05	$ 9.59
Vested	$ 9.13
Forfeited	$ 9.57
Ending Balance	$ 10.98	$ 9.45